DISCLOSURE OF OTHER INFORMATION (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Sep. 24, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Issued capital		$ 603,618	$ 353,618
Dividend payables				$ 324,295
Cost of inventories recognised as expense during period		3,381,372	3,838,433	$ 3,662,348
Cost of Rendering Services		63,912	71,945
Capital increase	$ 250,000
Number of shares issued and fully paid	4,063,720
Ordinary shares [member]
Statement [Line Items]
Issued capital		$ 603,618	$ 353,618
Number of shares issued and fully paid		117,223,375	113,159,655